Share-Based Payment Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment Transactions [Abstract]
Schedule of Expenses Due to Share-Based Compensation	The expenses due to share-based compensation for the years ended December 31, 2022, 2021 and 2020, recognized in the financial statements in respect of the share option plan of the Company is shown in the following table, detailed by departments:
	Year ended December 31,
	2022	2021	2020
Research and development expenses	$264	$27	$69
General and administrative expenses	633	16	22

	$897	$43	$91

Schedule of Fair Value for Share Options Granted	The fair value for Share Options granted to the consultant was estimated using the Black-Scholes OPM with the following parameters:
Dividend yield (%)	0
Expected volatility (%)	76
Risk-free interest rate (%)	2.61
Expected life of share options (years)	10
Based on the above-mentioned, hereinafter are the parameters used in order to estimate the fair value of the Share Options using the Black-Scholes OPM:
	December 31, 2019	October 10, 2019
Underlying ordinary share price	78.12	154
Dividend yield (%)	0	0
Expected volatility (%)	73	70
Risk-free interest rate (%)	1.91	1.67
Expected life of Share Options (years)	9.78	10
The fair value for Share Options granted to the consultant was estimated using the Black-Scholes OPM with the following parameters:
	February 2, 2022	January 3, 2022
Underlying ordinary share price	4.99	6.73
Dividend yield (%)	0	0
Expected volatility (%)	133	134
Risk-free interest rate (%)	2.00	1.46
Expected life of Share Options (years)	6	6

Schedule of Weighted Average Exercise Prices of Share Options	The following table lists the number of Share Options, the weighted average exercise prices of share options and changes in directors (and former directors), officers, employees and consultants share options during the years ended on December 31, 2022, and 2021:
	Number of Share Options	Weighted average exercise price
		USD
2022
Share Options outstanding at the beginning of the year	5,431	2.95
Share Options granted during the year	178,140	6.50
Share Options outstanding at the end of the year	183,571	6.39
Share Options exercisable at the end of the year	107,679	6.30

2021:
Share Options outstanding at the beginning of the year	5,643	$2.41
Share Options granted during the year	-	-
Share Options forfeited during the year	(212)	2.50
Share Options expired during the year	-	-

Share Options outstanding at the end of the year	5,431	2.95

Share Options exercisable at the end of the year	4,416	3.28